RIGHT-OF-USE ASSETS - Additional information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
RIGHT-OF-USE-ASSETS
Right-of-use assets	$ 167.7	$ 161.1
Parent Corparation
RIGHT-OF-USE-ASSETS
Right-of-use assets	15.4	18.0
Depreciation expense	$ 2.5	$ 2.5	$ 2.3